LONG-TERM AND OTHER DEBTS	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
LONG-TERM AND OTHER DEBTS	LONG-TERM DEBT AND OTHER DEBTS

	December 31, 2022	December 31, 2021
	$	$
Credit Agreement with Banking Syndicate, secured, maturing August 11, 2024 (Note 12.1),	71,916,716	—
Investissement Quebec secured loan related to Battery Manufacturing Plant and Innovation Center (Note 12.2)	10,381,986	—
Strategic Innovation Fund of the Government of Canada unsecured loan related to Battery Manufacturing Plant and Innovation Center (Note 12.3)	6,189,814	—
Loans on research and development tax credits and subsidies receivable (Note 12.4)	22,150,030	10,564,590
Economic Development Canada (EDC) unsecured loans, maturing between January 2022 and February 2022 (Note 12.5)	—	24,397
Secured loans for the acquisition of rolling stock, maturing between December 2023 and August 2024 (Note 12.6)	34,802	95,949
Balance of purchase price payable related to the acquisition of the dealership rights, without interest (Note 12.7)	—	2,392,734
	110,673,348	13,077,670
Current portion of long-term debt and other debts	24,713	13,015,584
Long-term portion of long-term debt and other debts	110,648,635	62,086
12- LONG-TERM DEBT AND OTHER DEBTS (CONTINUED)
12.1 Credit Agreement with Banking Syndicate
On August 11, 2021, Lion entered into a new credit agreement with a syndicate of lenders represented by National Bank of Canada, as administrative agent and collateral agent, and including Bank of Montreal and Federation des Caisses Desjardins du Quebec (the “Revolving Credit Agreement”). The Revolving Credit Agreement was amended on January 25, 2022 to increase the maximum principal amount that may become available from time to time under the revolving credit facility, subject to the borrowing base and compliance with the covenants contained under the Revolving Credit Agreement from $100,000,000 to $200,000,000. The credit facility under the Revolving Credit Agreement is available for use to finance working capital and for other general corporate purposes, and available to be drawn subject to a borrowing base comprised of eligible accounts (including insured or investment grade accounts) and eligible inventory, in each case, subject to customary eligibility and exclusionary criteria, advance rates and reserves.
The credit facility under the Revolving Credit Agreement currently bears interest at a floating rate by reference to the Canadian prime rate or pursuant to banker’s acceptance based on the CDOR rate, if in Canadian dollars, or the US base rate or Term Secured Overnight Financing Rate (SOFR), if in US dollars, as applicable, plus the relevant applicable margin.
As at December 31, 2022, the weighted average all-in interest rate was 5.46%, including stamping fees and spread, divided as follows:

	Repricing date	Interest Rate
Loans in the amount of CA$50,000,000	January 2023	3.67% - 4.71% plus 1.50% stamping fee
Loans in the amount of US$35,000,000	January 2023	4.42% - 5.80%, including spread of 1.50%
The Revolving Credit Agreement matures on August 11, 2024. The obligations under the Revolving Credit Agreement are secured by a first priority security interest, hypothec and lien on substantially all of Lion’s and certain of its subsidiaries’ property and assets (subject to certain exceptions and limitations). The Revolving Credit Agreement includes certain customary affirmative covenants, restrictions and negative covenants on Lion’s and its subsidiaries’ activities, subject to certain exceptions, baskets and thresholds. The Revolving Credit Agreement also provides for customary events of default, in each case, subject to customary grace periods, baskets and materiality thresholds. Finally, the Revolving Credit Agreement also requires Lion to maintain certain financial ratios and namely, an all times tangible net worth test and a springing fixed charge coverage ratio based on a minimum availability test which may, from time to time, impact the maximum amount available under the revolving credit facility.. As a December 31, 2021, no amounts were drawn under the Revolving Credit Agreement.
12.2 Investissement Quebec secured loan related to Battery Manufacturing Plant and Innovation Center
On July 1, 2021, the Company entered into an interest-bearing secured loan agreement with Investissement Quebec (the “IQ Loan”) relating to the construction of the battery manufacturing plant and innovation center ("Lion Campus"). The IQ Loan provides for financing of up to CA$50,000,000, of which up to 30% is expected to be forgiven subject to certain criteria tied to the Company and to the operations of the facilities, including the creation and maintenance of workforce and certain minimum spending related to research and development activities.
12- LONG-TERM DEBT AND OTHER DEBTS (CONTINUED)
12.2 Investissement Quebec secured loan related to Battery Manufacturing Plant and Innovation Center (continued)
The IQ Loan bears interest at a fixed rate of 4.41%, and will be repayable over a ten-year term, beginning in June 2027. The IQ Loan contains certain affirmative and negative covenants, including covenants relating to the Company’s workforce, operations and research and development activities and to the location of its head office in the Province of Quebec, as well as certain financial covenants, The obligations under the IQ Loan are secured by a security interest, hypothec, and lien on substantially all of the Company’s movable property and assets as well as the Company's immovable rights in the Innovation Center located on the Lion Campus (in each case, subject to certain exceptions and limitations). As at December 31, 2022, the Company was in compliance with the covenants and financial ratios. As at December 31, 2021, no amounts were drawn under the IQ Loan.
12.3 Strategic Innovation Fund of the Government of Canada unsecured loan related to Battery Manufacturing Plant and Innovation Center
On August 19, 2021, the Company entered into an unsecured non-interest bearing loan agreement with the Strategic Innovation Fund of the Government of Canada relating to the construction of the Lion Campus (the “SIF Loan”). The SIF Loan provides for financing of up to CA$49,950,000, of which up to 30% is expected to be forgiven subject to the satisfaction of certain criteria tied to the Company and to the operations of the facilities, including the creation and maintenance of workforce and certain minimum spending related to research and development activities. The SIF Loan is repayable over a 15-year term beginning in April 2026. The SIF Loan contains certain affirmative and negative covenants, including relating to the Company’s workforce, operations and research and development activities and to the location of its head office. As at December 31, 2022, the SIF Loan has a nominal value of $9,358,929 (December 31, 2021: nil) and is discounted at the rate of 4.03%. The difference between the proceeds received and the fair value of the debt of $3,226,695 was accounted as a government grant and recorded as a reduction of property, plant and equipment ($3,063,476) and intangible assets ($163,219). As a December 31, 2021, no amounts were drawn under the SIF Loan.
12.4 Loans on research and development tax credits and subsidies receivable
Finalta-CDPQ Loan Agreement
On November 8, 2022, Lion entered into the Finalta-CDPQ Loan Agreement with Finalta, as lender and administrative agent, and Caisse de dépôt et placement du Québec (through one of its subsidiaries), as lender, to finance certain refundable tax credits and grants under government programs. The Finalta-CDPQ Loan Agreement provides for a loan facility of up to a principal amount of CA$30,000,000 ($22,233,751) and bears interest at the rate of 10.95% per annum. The obligations thereunder are secured by a first priority security interest, hypothec and lien in certain tax credits and government grants and a subordinate security interest, hypothec and lien in substantially all other movable property and assets. The Finalta-CDPQ Loan Agreement matures on November 6, 2024.The Finalta-CDPQ Loan Agreement includes certain customary restrictions and negative covenants on Lion’s and its subsidiaries’ activities, subject to certain exceptions, baskets, and thresholds. The Finalta-CDPQ Loan Agreement also provides for customary events of default, in each case, subject to customary grace periods, baskets and materiality thresholds.
12- LONG-TERM DEBT AND OTHER DEBTS (CONTINUED)
12.4 Loans on research and development tax credits and subsidies receivable (continued)
Finalta-CDPQ Loan Agreement (continued)
Upon the occurrence and during the continuance of an event of default, the lenders would be entitled to demand the immediate repayment of all amounts owing to them under the Finalta-CDPQ Loan Agreement and/or the lenders may exercise their other rights, remedies and/or recourses.

An aggregate amount of $22,233,751 (CA$30,000,000) was advanced under the Finalta-CDPQ Loan Agreement on November 8, 2022 upon entering into of the agreement and is outstanding as of the date hereof. A portion of the advances made under the Finalta-CDPQ Loan Agreement was used to repay in full the Company’s previous credit facilities entered into with Finalta on May 6, 2021 (the "Previous Finalta Credit Facilities"). All previous hypothecs and other liens relating to the Previous Finalta Credit Facilities were discharged upon repayment thereof. As of December 31, 2022, $22,150,030 (CA$30,000,000) was drawn under the Finalta-CDPQ Loan Agreement.
Finalta Loan Agreement- May 2021
On May 6, 2021, Lion entered into a loan agreement ("the Finalta Loan Agreement") with Finalta Capital Fund, L.P. ("Finalta") amending and restating in their entirety the two (2) loan agreements dated December 2018 and May 2020 that had previously been entered into with Finalta, as lender, to finance certain refundable tax credits and grants under government programs. As of December 31, 2021, there was $10,564,590 (CA$13,393,787) outstanding under the loan governed by the Finalta Loan Agreement.
The Finalta Loan Agreement provided for a combined loan facility of up to a principal amount of approximately CA$13,500,000 and bore interest at the rate of 7.50% per annum. The Finalta Loan Agreement matured on May 31, 2022, and may have extended by one (1) year. The obligations thereunder were secured by a first priority security interest, hypothec and lien on tax credits and government grants and a subordinate security interest, hypothec and lien on substantially all other property and assets to a maximum of $17,037,000 (CA$21,600,000).
The Finalta Loan Agreement included certain customary restrictions and negative covenants on Lion’s activities, subject to certain exceptions, baskets, and thresholds. The Finalta Loan Agreement also provided for customary events of default, in each case, subject to customary grace periods, baskets and materiality thresholds. Upon the occurrence and during the continuance of an event of default, Finalta would be entitled to demand the immediate repayment of all amounts owing to it under the Finalta Loan Agreement and/or it may exercise its other rights, remedies and/or recourses.
12.5 Economic Development Canada (EDC) unsecured loans
As of December 31, 2021, the Group had outstanding Economic Development Canada unsecured loans, maturing from January 2022 to February 2022, for the acquisition of manufacturing equipment, for the marketing of products in the United States, and for the acquisition of molds in the amount of $24,397. The loans were without interest, discounted at a rate varying from 12% to 15% and had a nominal value of $24,583.
12- LONG-TERM DEBT AND OTHER DEBTS (CONTINUED)
12.6 Secured loans for the acquisition of rolling stock
As of December 31, 2022 and 2021, the Group had outstanding secured loans, maturing from December 2023 to August 2024, related to the financing of the acquisition of rolling stock in the amount of $34,802 (2021: $95,949). The loans had interest rates varying from 2.35% to 4.25% and were secured by the asset financed having a net carrying value of $41,472.
12.7 Balance of purchase price payable related to the acquisition of the dealership rights, without interest
On May 7, 2022, the agreement with a private company relating to the previous acquisition of dealership rights in certain territories in the United States matured and the related outstanding financial liability was derecognized. The balance of the carrying amount was derecognized and the corresponding gain was recognized in finance costs in the consolidated statements of earnings (loss) and comprehensive loss (refer to Note 17).
CONVERTIBLE DEBT INSTRUMENTS

	March 2020 Convertible Loan	September 2020 Convertible Debenture	Total Convertible Debt Instruments	Conversion Option
	$	$	$	$
Balance at January 1, 2021	3,676,252	15,190,638	18,866,890	1,472,520
Accretion expense	483,050	2,020,047	2,503,097	–
Foreign currency translation adjustment	216,480	844,081	1,060,561	.
Repayment	(4,375,782)	(18,054,766)	(22,430,548)	(1,472,520)
Balance at December 31, 2021	–	–	–	–
March 2020 Convertible Loan
In March 2020, the Company completed a financing through the issuance of an unsecured convertible loan (the “March 2020 Convertible Loan”) to Investissement Quebec in the principal amount of $3,741,675 (CA$5,000,000). The March 2020 Convertible Loan bore interest of 7.5% and had a maturity date of March 3, 2025. An amount of $70,376 (CA$94,043) in financing fees was incurred as a direct cost in the closing of the financing. This balance was capitalized and netted against the proceeds received from the issuance of the March 2020 Convertible Loan. Since the financial instrument meets the “Fixed for Fixed” criteria under IAS 32 – Financial Instruments: Presentation (“IAS 32”), the conversion option was classified as an equity instrument at the issuance date and was not subsequently remeasured.
13 - CONVERTIBLE DEBT INSTRUMENTS (CONTINUED)
March 2020 Convertible Loan
The debt portion of the March 2020 Convertible Loan was recorded at the estimated fair value of $3,318,735 (CA$4,400,000) using an effective interest rate of 10.76% per annum at the time of issuance with the residual value of $422,940 (CA$600,000) recorded as separate component of equity. On May 6, 2021 the Company repaid the March 2020 Convertible Loan in full (including accrued interest).
September 2020 Convertible Debenture
In September 2020, the Company completed a financing through the issuance of an unsecured convertible debenture (the “September 2020 Convertible Debenture”) to Investissement Quebec in the principal amount of $15,340,000 (CA$20,000,000). The September 2020 Convertible Debenture bore interest of 15% and had a maturity date of September 1, 2023. An amount of $313,131 (CA$417,675) in financing fees was incurred as a direct cost in the closing of the financing. This balance was capitalized and netted against the proceeds received from the issuance of the September 2020 Convertible Debenture. Since the financial instrument meets the “Fixed for Fixed” criteria under IAS 32, the conversion option was classified as an equity instrument at the issuance date and is not subsequently remeasured. The debt portion of the September 2020 Convertible Debenture was recorded at the estimated fair value of $14,290,420 (CA$18,600,000) using an effective interest rate of 20.52% per annum at the time of issuance with the residual value of $1,049,580 (CA$1,400,000) recorded as a separate component in equity. On May 6, 2021 the Company repaid the September 2020 Convertible Debenture in full (including accrued interest).